Initial Public Offering (Details) - Schedule of Ordinary Shares Reflected on the Balance Sheet - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Ordinary Shares Reflected On The Balance Sheet Abstract
Gross proceeds			$ 78,750,000	$ 78,750,000
Less:
Proceeds allocated to public warrants and public rights			(6,898,500)	(6,898,500)
Offering costs of public shares			(4,647,702)	(4,647,702)
Redemption of shares	$ (1,272,243)	$ (55,265,334)	(55,265,334)
Plus:
Accretion of carrying value to redemption value			15,969,750	13,835,304
Monthly extension fees			600,000
Ordinary shares subject to possible redemption			$ 28,508,214	$ 81,039,102